NUVEEN OHIO MUNICIPAL BOND FUND

SUPPLEMENT DATED FEBRUARY 13, 2014

TO THE PROSPECTUS DATED FEBRUARY 10, 2014

Class B shares of Nuveen Ohio Municipal Bond Fund (the "Fund") will be converted to Class A shares of the Fund at the close of business on February 20, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.